SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILITY USING BLACK SCHOLES VALUATION MODEL (Details) Pure in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of common stock derivative liability	$ (0)	$ (0)
Fair value of financial instruments - private warrants
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	(0)	(0)
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	(0)	(0)
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	(0)	(0)
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability expected term	0 years	0 years